UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1 – Schedule of Investments

Portfolio of Investments (unaudited)

As of July 31, 2011

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 125.2%
AUSTRALIA - 51.7%
		ALE Finance Co. Pty Ltd.,
AUD	6,600	7.17%, 5/20/20(a)	$7,163,682
		AMP Group Finance Services Ltd.,
AUD	1,800	7.00%, 3/02/15	2,025,156
		APT Pipelines Ltd.,
AUD	2,500	7.75%, 7/22/20	2,700,278
		Australia & New Zealand Banking Group Ltd.,
AUD	5,300	6.75%, 11/10/14	5,970,476
		Australia Government Bond,
AUD	33,400	4.50%, 10/21/14	36,807,739
		Australia Government Bond,
AUD	173,600	4.75%, 11/15/12	191,180,488
		Australia Government Bond,
AUD	54,000	5.50%, 1/21/18	62,211,746
		Australia Government Bond,
AUD	13,300	5.50%, 4/21/23	15,239,530
		Australia Government Bond,
AUD	79,820	5.75%, 7/15/22	93,493,635
		Australia Government Bond,
AUD	33,200	6.50%, 5/15/13	37,714,366
		Australian Prime Pty Fund Retail,
AUD	4,000	8.25%, 7/30/12	4,460,582
		CFS Retail Property Trust,
AUD	4,000	6.25%, 12/22/14	4,373,704
		CFS Retail Property Trust,
AUD	4,300	7.25%, 5/02/16	4,847,561
		Crusade Global Trust,
AUD	2,980	5.13%, 7/16/12(a)(b)	3,265,114
		GPT RE Ltd.,
AUD	3,500	6.50%, 8/22/13	3,877,055
		Heritage Building Society Ltd.,
AUD	5,000	5.57%, 12/07/11(a)(b)	5,436,150
		JPMorgan Chase & Co.,
AUD	6,300	7.00%, 6/21/12	6,988,388
		Macquarie Bank Ltd.,
AUD	4,000	5.3733%, 5/31/12(a)(b)	4,300,274
		Macquarie Bank Ltd.,
AUD	6,200	6.50%, 5/31/12(a)(b)	6,726,795
		Monumental Global Funding Ltd.,
AUD	11,500	6.50%, 11/08/11	12,631,126
		National Australia Bank Ltd.,
AUD	15,500	6.25%, 4/01/13	17,221,068
		National Australia Bank Ltd.,
AUD	6,600	6.75%, 9/16/14	7,424,057
		National Capital Trust III,
AUD	3,500	5.9833%, 9/30/16(a)(b)	3,358,696
		National Wealth Management Holdings Ltd.,
AUD	2,500	6.75%, 6/16/16(a)(b)	2,569,764
		New Zealand Milk Australia Pty Ltd.,
AUD	4,800	6.25%, 7/11/16	5,279,083
		Progress Trust,
AUD	4,712	5.0267%, 8/25/36(a)(c)	5,052,337
		Puma Finance Ltd.,
AUD	2,924	5.6967%, 7/24/12(a)(b)(c)	3,198,121
		QIC Finance Shopping Center Fund Pty Ltd.,
AUD	4,600	6.75%, 7/07/14	5,106,928
		Queensland Treasury Corp.,
AUD	5,950	6.00%, 10/14/15	6,796,113
		Queensland Treasury Corp.,
AUD	12,550	6.00%, 2/21/18	14,272,340
		Queensland Treasury Corp.,
AUD	59,990	6.00%, 6/14/21	69,000,603
		Queensland Treasury Corp.,
AUD	32,460	6.25%, 2/21/20	37,212,877
		Rabobank Capital Funding Trust,
AUD	5,000	5.7033%, 12/31/14(a)(b)(c)	4,992,810
		Rabobank Capital Funding Trust VI,
AUD	1,000	6.415%, 12/31/14(a)(b)(c)	1,028,378
		Royal Bank of Scotland NV,
AUD	3,000	6.50%, 5/17/13(a)(b)	2,810,099
		Royal Womens Hospital Finance Pty Ltd.,
AUD	4,800	6.20%, 3/26/17(a)	4,896,875
		SPI Australia Assets Pty Ltd.,
AUD	6,000	7.00%, 8/12/15	6,678,612
		SPI Electricity & Gas Australia Holdings Pty Ltd.,
AUD	15,000	6.50%, 11/03/11	16,493,179
		St. George Bank Ltd.,
AUD	29,720	10.00%, 5/09/13(a)(b)	34,595,391
		Suncorp Metway Insurance Ltd.,
AUD	5,000	6.75%, 9/23/14(a)(b)	5,029,009
		Suncorp Metway Insurance Ltd.,
AUD	4,000	6.75%, 10/06/16(a)(b)	3,787,008
		Telstra Corp. Ltd.,
AUD	2,000	8.75%, 1/20/15	2,381,357
		The Goldman Sachs Group,
AUD	2,500	6.35%, 4/12/16	2,670,506
		Transurban Finance Co. Pty Ltd.,
AUD	5,000	6.50%, 9/15/11	5,494,211
		Transurban Finance Co. Pty Ltd.,
AUD	3,000	7.25%, 3/24/14	3,349,128
		Treasury Corp. of Victoria,
AUD	15,250	5.50%, 12/17/24	16,681,617
		Treasury Corp. of Victoria,
AUD	131,500	5.75%, 11/15/16	148,479,229
		Treasury Corp. of Victoria,
AUD	29,650	6.00%, 6/15/20	33,784,588
		Treasury Corp. of Victoria,
AUD	5,150	6.00%, 10/17/22	5,867,753
		Treasury Corp. of Victoria,
AUD	26,440	6.25%, 10/15/12	29,560,257
		Vodafone Group PLC,
AUD	7,000	6.75%, 1/10/13	7,800,481
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	3,500	7.25%, 11/26/12	3,912,391
		Wesfarmers Ltd.,
AUD	8,900	8.25%, 9/11/14	10,320,100
		Westpac Banking Corp.,
AUD	4,000	7.25%, 11/18/16	4,544,603

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
AUSTRALIA (CONTINUED)
		Westpac Securitisation Trust,
AUD	3,955	5.1217%, 5/21/38(a)(b)(c)	$4,259,933
		Woolworths Ltd.,
AUD	3,600	6.75%, 3/22/16	4,055,616
		WOT CMBS Pty Ltd.,
AUD	2,000	5.3833%, 5/16/13(a)(c)	2,178,063

			1,053,557,026

CANADA - 0.1%
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	1,406,285

CHINA - 9.0%
		Agile Property Holdings Ltd.,
USD	8,050	10.00%, 11/14/13(b)(c)	8,593,375
		Central China Real Estate Ltd.,
USD	9,600	12.25%, 10/20/13(b)(c)	9,984,000
		CFG Investment SAC,
USD	14,765	9.25%, 9/05/11(b)(c)	15,134,125
		China Government Bond,
CNY	20,000	2.38%, 5/20/15	2,956,555
		China Government Bond,
CNH	36,000	2.48%, 12/01/20	5,690,837
		China Government Bond,
CNY	10,000	2.80%, 3/24/12	1,543,587
		China Government Bond,
CNY	30,000	2.91%, 10/21/15	4,503,333
		China Government Bond,
CNY	58,000	3.22%, 3/10/14	8,778,395
		China Government Bond,
CNY	50,000	3.28%, 8/05/20	7,296,430
		China Government Bond,
CNY	62,000	3.41%, 6/24/20	9,144,764
		China Government Bond,
CNY	40,000	3.60%, 2/17/16	6,161,458
		China Government Bond,
CNY	50,000	3.64%, 12/02/15	7,719,681
		China Oriental Group Co. Ltd.,
USD	8,800	7.00%, 11/17/14(b)(c)	8,624,000
		China Oriental Group Co. Ltd.,
USD	2,250	8.00%, 8/18/15(c)	2,322,000
		China Overseas Finance Cayman Island II Ltd.,
USD	8,800	5.50%, 11/10/20(c)	8,551,664
		Country Garden Holdings Co.,
USD	2,800	11.125%, 2/23/15(b)(c)	2,904,160
		Country Garden Holdings Co.,
USD	3,000	11.75%, 9/10/14(c)	3,273,600
		Country Garden Holdings Co.,
USD	12,500	11.75%, 9/10/14(c)	13,640,000
		Longfor Properties Co. Ltd.,
USD	5,300	9.50%, 4/07/14(b)(c)	5,472,250
		Sino-Forest Corp.,
USD	4,000	5.00%, 8/01/13(c)	2,640,000
		Sino-Forest Corp.,
USD	5,900	6.25%, 10/21/14(b)(c)	3,658,000
		Sino-Forest Corp.,
USD	15,250	10.25%, 7/28/14(c)	11,285,000
		Sinochem Overseas Capital Co. Ltd.,
USD	4,900	6.30%, 11/12/40(c)	5,089,262
		Texhong Textile Group Ltd.,
USD	13,750	7.625%, 1/19/16(c)	13,303,125
		West China Cement Ltd.,
USD	16,550	7.50%, 1/25/14(b)(c)	15,950,062

			184,219,663

FRANCE - 0.1%
		AXA SA,
AUD	2,500	6.3883%, 10/26/16(a)(b)	2,219,558

GERMANY - 0.6%
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,685,920
		Kreditanstalt fuer Wiederaufbau,
AUD	1,000	6.00%, 8/20/20	1,096,766
		Landwirtschaftliche Rentenbank,
AUD	7,400	6.50%, 4/12/17	8,398,572

			12,181,258

HONG KONG - 7.9%
		Fita International Ltd.,
USD	22,500	7.00%, 2/10/20	23,276,700
		Fufeng Group Ltd.,
USD	18,750	7.625%, 4/13/16(b)(c)	17,671,875
		Henson Finance Ltd.,
USD	10,450	5.50%, 9/17/19	10,243,017
		Hong Kong Government Bond,
HKD	60,000	1.67%, 3/24/14	7,950,655
	60,000	Hong Kong Government Bond,
HKD		1.69%, 12/22/14	7,951,033
		HongKong Land Finance Cayman Island Co. Ltd.,
USD	19,000	4.50%, 10/07/25	17,319,317
		Hutchison Whampoa International Ltd.,
USD	1,600	4.625%, 9/11/15(c)	1,722,898
		Hutchison Whampoa International Ltd.,
USD	1,900	7.45%, 11/24/33(c)	2,440,349
		Hutchison Whampoa International Ltd.,
USD	23,250	7.625%, 4/09/19(c)	28,255,585
		Sinochem Offshore Capital Co. Ltd.,
CNH	18,000	1.80%, 1/18/14	2,760,102

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
HONG KONG (CONTINUED)
		Swire Pacific MTN Financing Ltd.,
USD	18,550	5.50%, 8/19/19	$19,782,369
		Wing Hang Bank Ltd.,
USD	20,350	6.00%, 4/20/17(a)(b)	20,725,702

			160,099,602

INDIA - 6.5%
		Axis Bank Ltd.,
USD	8,750	5.25%, 9/30/15	9,074,809
		Bank of Baroda,
USD	13,400	5.00%, 8/24/16(c)	13,819,152
		ICICI Bank Ltd.,
USD	6,900	4.75%, 11/25/16(c)	7,000,450
		ICICI Bank Ltd.,
USD	14,100	6.375%, 4/30/17(a)(b)(c)	13,888,500
		ICICI Bank UK PLC,
USD	8,900	1.4026%, 12/01/11(a)(b)	8,764,106
		India Government Bond,
INR	1,638,700	7.02%, 8/17/16	34,973,729
		India Government Bond,
INR	600,000	7.49%, 4/16/17	13,005,010
		Indian Railway Finance Corp. Ltd.,
USD	6,800	4.406%, 3/30/16	6,980,710
		National Bank For Agriculture and Rural Development,
INR	200,000	9.50%, 10/15/12	4,523,241
		NTPC Ltd.,
USD	4,250	5.625%, 7/14/21(c)	4,315,450
		NTPC Ltd.,
USD	4,950	5.875%, 3/02/16	5,348,465
		Power Finance Corp. Ltd.,
INR	200,000	7.10%, 7/15/12	4,429,690
		Power Finance Corp. Ltd.,
INR	76,000	7.89%, 9/15/12	1,691,039
		Syndicate Bank,
USD	3,700	4.75%, 11/06/16	3,807,337

			131,621,688

INDONESIA - 6.8%
		Barclays Indonesia Government Bond Credit Linked Note,
IDR	167,000,000	9.50%, 6/17/15	21,782,182
		Indonesia Government International Bond,
USD	2,850	5.875%, 3/13/20(c)	3,241,875
		Indonesia Government International Bond,
USD	17,000	6.625%, 2/17/37(c)	19,783,750
		Indonesia Government International Bond,
USD	16,500	11.625%, 3/04/19(c)	24,791,250
		Indonesia Treasury Bond,
IDR	51,000,000	9.50%, 7/15/31	6,736,253
		Indonesia Treasury Bond,
IDR	29,500,000	10.50%, 8/15/30	4,166,802
		Indonesia Treasury Bond,
IDR	30,000,000	10.75%, 5/15/16	4,140,349
		Indosat Palapa Co. BV,
USD	9,550	7.375%, 7/29/15(b)(c)	10,791,500
		Listrindo Capital BV,
USD	16,100	9.25%, 1/29/13(b)(c)	17,932,180
		Majapahit Holding BV,
USD	2,150	7.875%, 6/29/37(c)	2,623,000
		Majapahit Holding BV,
USD	2,500	8.00%, 8/07/19(c)	3,068,750
		Pertamina Persero PT,
USD	3,650	5.25%, 5/23/21(c)	3,773,187
		Perusahaan Penerbit SBSN Indonesia,
USD	13,950	8.80%, 4/23/14(c)	16,156,904

			138,987,982

MALAYSIA - 6.9%
		1Malaysia Sukuk Global Bhd,
USD	6,250	3.928%, 6/04/15(c)	6,611,875
		AMBB Capital (L) Ltd.,
USD	11,100	6.77%, 1/27/16(a)(b)	11,262,904
		Malaysian Government Bond,
MYR	76,100	3.21%, 5/31/13	25,689,673
		Malaysian Government Bond,
MYR	22,000	3.702%, 2/25/13	7,488,695
		Malaysian Government Bond,
MYR	29,500	4.012%, 9/15/17	10,107,825
		Malaysian Government Bond,
MYR	15,000	4.16%, 7/15/21	5,170,330
		Malaysian Government Bond,
MYR	76,163	4.262%, 9/15/16	26,556,329
		Malaysian Government Bond,
MYR	15,400	4.392%, 4/15/26	5,383,789
		PETRONAS Capital Ltd.,
USD	7,750	5.25%, 8/12/19(c)	8,474,997
		PETRONAS Global Sukuk Ltd.,
USD	16,150	4.25%, 8/12/14(c)	17,115,398
		Public Bank Bhd,
USD	4,450	6.84%, 8/22/16(a)(b)	4,706,418
		SBB Capital Corp.,
USD	5,700	6.62%, 11/02/15(a)(b)	5,861,846
		TNB Capital (L) Ltd.,
USD	6,300	5.25%, 5/05/15(c)	6,887,916

			141,317,995

NETHERLANDS - 1.3%
		ING Bank Australia Ltd.,
AUD	1,300	5.75%, 8/28/13	1,449,775

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
NETHERLANDS (CONTINUED)
		ING Bank Australia Ltd.,
AUD	12,400	5.75%, 3/03/15	$13,829,029
		ING Bank Australia Ltd.,
AUD	10,000	7.00%, 4/24/12	11,069,169

			26,347,973

NORWAY - 0.4%
		Kommunalbanken AS,
AUD	3,300	6.00%, 10/21/14	3,693,394
		Kommunalbanken AS,
AUD	4,800	6.50%, 4/12/21	5,431,059

			9,124,453

PHILIPPINES - 7.0%
		Alliance Global Group Inc.,
USD	16,700	6.50%, 8/18/17	16,745,591
		National Power Corp.,
USD	7,400	6.875%, 11/02/16(c)	8,495,133
		Philippine Government Bond,
PHP	405,544	6.375%, 1/19/22	10,156,599
		Philippine Government Bond,
PHP	600,000	8.00%, 7/19/31	14,316,991
		Philippine Government Bond,
PHP	94,000	8.75%, 5/27/30	2,455,822
		Philippine Government Bond,
PHP	517,000	9.125%, 9/04/16	14,473,375
		Philippine Government International Bond,
USD	17,050	7.75%, 1/14/31	22,079,750
		Philippine Government International Bond,
USD	4,900	8.875%, 3/17/15	6,051,500
		Philippine Government International Bond,
USD	100	9.375%, 1/18/17	131,875
		Philippine Government International Bond,
USD	13,070	9.875%, 1/15/19	18,069,275
		Philippine Government International Bond,
USD	14,979	10.625%, 3/16/25	23,442,135
		Philippine Long Distance Telephone Co.,
USD	6,100	8.35%, 3/06/17	7,304,750

			143,722,796

REPUBLIC OF SOUTH KOREA - 12.4%
		Busan Bank,
USD	10,900	5.50%, 3/14/12(a)(b)	11,026,102
		Busan Bank,
USD	2,620	6.00%, 10/30/12(a)(b)	2,692,351
		Hana Bank,
USD	4,400	4.00%, 11/03/16(c)	4,507,034
		Hana Funding Ltd.,
USD	1,950	8.748%, 12/17/12(a)(b)	2,098,571
		Hyundai Capital Services, Inc.,
USD	1,950	4.375%, 7/27/16(c)	2,037,740
		Hyundai Capital Services, Inc.,
USD	17,100	6.00%, 5/05/15(c)	18,949,946
		Korea Expressway Corp.,
USD	11,650	4.50%, 3/23/15(c)	12,314,574
		Korea Expressway Corp.,
USD	1,350	5.125%, 5/20/15(c)	1,448,283
		Korea Finance Corp.,
USD	5,400	3.25%, 9/20/16	5,377,622
		Korea Hydro & Nuclear Power Co. Ltd.,
USD	2,800	3.125%, 9/16/15(c)	2,825,542
		Korea Monetary Stabilization Bond,
KRW	20,000,000	3.76%, 6/02/13	18,919,264
		Korea Monetary Stabilization Bond,
KRW	15,700,000	3.99%, 2/01/13	14,908,314
		Korea South-East Power Co. Ltd.,
USD	3,000	3.625%, 1/29/17(c)	3,007,800
		Korea South-East Power Co. Ltd.,
USD	17,570	6.00%, 5/25/16(c)	19,449,428
		Korea Treasury Bond,
KRW	6,000,000	4.25%, 6/10/21	5,715,798
		Korea Treasury Bond,
KRW	30,910,000	4.50%, 3/10/15	29,812,069
		Korea Treasury Bond,
KRW	10,200,000	5.25%, 9/10/15	10,114,689
		Korea Treasury Bond,
KRW	5,100,000	5.50%, 9/10/17	5,204,907
		Korea Treasury Bond,
KRW	2,000,000	5.75%, 9/10/18	2,089,794
		Korea Treasury Inflation Linked Bond,
KRW	3,500,000	2.75%, 6/10/20	3,700,658
		National Agricultural Cooperative Federation,
USD	8,500	4.25%, 1/28/16(c)	8,845,644
		Republic of Korea,
USD	10,500	7.125%, 4/16/19	12,888,089
		SC First Bank Korea Ltd.,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	4,196,875
		SC First Bank Korea Ltd.,
USD	11,300	7.267%, 3/03/14(a)(b)(c)	12,006,250
		Shinhan Bank,
USD	8,350	4.125%, 10/04/16(c)	8,626,769
		Shinhan Bank,
USD	18,330	5.663%, 3/02/15(a)(b)(c)	18,619,669
		Shinhan Bank,
USD	3,600	6.819%, 9/20/16(a)(b)	3,791,963
		Woori Bank,
USD	7,950	4.50%, 10/07/15(c)	8,348,295

			253,524,040

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
SINGAPORE - 3.2%
		CapitaMalls Asia Treasury Ltd.,
SGD	2,750	3.95%, 8/24/17	$2,369,835
		CMT MTN Pte. Ltd.,
SGD	3,000	2.85%, 9/01/14	2,558,558
		Housing & Development Board Bond,
SGD	6,250	1.55%, 10/26/12	5,259,213
		Oversea-Chinese Banking Corp. Ltd.,
USD	8,350	3.75%, 11/15/17(a)(b)	8,154,510
		Singapore Government Bond,
SGD	13,850	2.375%, 4/01/17	12,423,051
		Singapore Government Bond,
SGD	2,920	2.50%, 6/01/19	2,567,965
		Singapore Government Bond,
SGD	10,000	2.875%, 7/01/15	9,087,534
		Singapore Government Bond,
SGD	3,630	3.125%, 9/01/22	3,276,551
		Singapore Government Bond,
SGD	7,100	3.25%, 9/01/20	6,544,471
		STATS ChipPAC Ltd.,
USD	6,650	7.50%, 8/12/13(b)(c)	7,231,875
		Temasek Financial (I) Ltd.,
SGD	6,250	3.265%, 2/19/20	5,507,101

			64,980,664

SPAIN - 0.3%
		Instituto de Credito Oficial,
AUD	5,800	5.50%, 10/11/12	6,262,707

SRI LANKA - 0.4%
		Sri Lanka Government International Bond,
USD	4,250	6.25%, 10/04/20(c)	4,398,750
		Sri Lanka Government International Bond,
USD	3,400	6.25%, 7/27/21(c)	3,482,052

			7,880,802

SUPRANATIONAL - 3.6%
		Asian Development Bank,
AUD	13,800	5.50%, 2/15/16	15,373,361
		Asian Development Bank,
AUD	16,800	6.25%, 3/05/20	19,050,602
		Inter-American Development Bank,
AUD	11,200	6.50%, 8/20/19	13,002,793
		International Bank for Reconstruction & Development,
AUD	8,900	5.75%, 10/21/19	9,883,983
		International Bank for Reconstruction & Development,
AUD	8,300	6.00%, 11/09/16	9,382,544
		International Finance Corp.,
AUD	5,600	5.75%, 7/28/20	6,145,088

			72,838,371

SWITZERLAND - 0.1%
		ELM BV for Swiss Reinsurance Co.,
AUD	1,600	7.635%, 5/25/17(a)(b)	1,418,407

THAILAND - 4.9%
		Bangkok Bank PCL,
USD	4,800	4.80%, 10/18/20(c)	4,763,376
		Bangkok Bank PCL,
USD	12,700	9.025%, 3/15/29(c)	15,525,750
		Bank of Thailand,
THB	500,000	2.15%, 10/22/11	16,717,754
		Bank of Thailand,
THB	124,474	3.33%, 5/12/14	4,123,856
		Kasikornbank PCL,
USD	5,300	8.25%, 8/21/16(c)	6,045,763
		PTTEP Australia International Finance Pty Ltd.,
USD	5,450	4.152%, 7/19/15(c)	5,616,138
		PTTEP Canada International Finance Ltd.,
USD	4,700	5.692%, 4/05/21(c)	4,853,220
		Thailand Government Bond,
THB	157,000	2.80%, 10/10/17	4,930,616
		Thailand Government Bond,
THB	342,000	3.625%, 5/22/15	11,386,909
		Thailand Government Bond,
THB	132,500	3.65%, 12/17/21	4,286,651
		Thailand Government Bond,
THB	233,000	3.875%, 6/13/19	7,799,488
		Thailand Government Bond,
THB	95,000	4.25%, 3/13/13	3,210,834
		Thailand Government Bond,
THB	325,017	5.25%, 5/12/14	11,314,602

			100,574,957

UNITED KINGDOM - 1.1%
		Barclays Bank PLC,
AUD	3,200	6.75%, 8/13/12	3,538,830
		Barclays Bank PLC,
AUD	4,200	6.75%, 2/24/14	4,664,527
		HBOS PLC,
AUD	4,000	6.75%, 5/01/12(a)(b)	3,820,317
		Lloyds TSB Bank PLC,
AUD	5,800	7.50%, 10/01/14	6,474,279
		Royal Bank of Scotland PLC,
AUD	5,000	5.85%, 10/27/11(a)(b)	4,875,369

			23,373,322

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (CONTINUED)
UNITED STATES - 0.9%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	$1,788,842
		General Electric Capital Australia Funding Pty Ltd.,
AUD	8,700	6.00%, 8/17/12	9,577,418
		General Electric Capital Australia Funding Pty Ltd.,
AUD	1,400	6.00%, 5/15/13	1,542,455
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	1,844,389
		Goldman Sachs Group, Inc.,
AUD	2,400	7.75%, 11/23/16	2,677,061

			17,430,165

Total Long-Term Investments (cost $2,312,761,139)			2,553,089,714

SHORT-TERM INVESTMENT - 2.0%
SINGAPORE - 0.0%
SGD	800	Singapore Treasury Bill, Zero Coupon, 11/01/11	663,896

UNITED STATES - 2.0%
USD	40,581	Repurchase Agreement, State Street Bank & Trust Co., 0.01% dated 7/29/11, due 8/01/11 in the amount of $40,581,034, (collateralized by $130,000 U.S. Treasury Bill, 0.01% due 8/4/11; value of $129,996 and $40,625,000 U.S. Treasury Notes, 0.375% - 3.375% due 10/31/12 - 3/31/14; value of $41,276,419)	40,581,000

Total Short-Term Investment (cost $41,232,162)			41,244,896

Total Investments - 127.2% (cost $2,353,993,301)			2,594,334,610

Liabilities in Excess of Other Assets - (27.2)%			(554,547,832)

Net Assets - 100.0%			$2,039,786,778

AUD - Australian Dollar

CNH - Chinese Yuan Renminbi Offshore

CNY - Chinese Yuan Renminbi

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

USD - U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2011.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $567,097,012 or 27.80% of net assets applicable to common shareholders.

At July 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Treasury Bond 6%-3 year	UBS	1,581	9/15/11	$(61,813)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Treasury Bond 6%-10 year	UBS	(1,003)	9/15/11	$(1,891,637)
United States Treasury Note 6%-2 year	UBS	65	9/30/11	69,925
United States Treasury Note 6%-5 year	UBS	(219)	9/30/11	(648,960)
United States Treasury Note 6%-10 year	UBS	(14)	9/21/11	(56,470)
United States Treasury Bond 6%-30 year	UBS	8	9/21/11	36,231

				$(2,552,724)

At July 31, 2011, the Fund’s open forward foreign currency exchange contracts* were as follows:

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
Chinese Yuan Renminbi Offshore/United States Dollar
09/07/11	Credit Suisse	CNH 1,936,500	USD 300,000	$301,175	$1,175
09/07/11	Deutsche Bank	CNH 86,138,750	USD 13,200,000	13,396,748	196,748
09/07/11	Goldman Sachs	CNH 23,590,045	USD 3,626,000	3,668,847	42,847
09/07/11	HSBC	CNH 220,088,700	USD 33,800,000	34,229,344	429,344
09/07/11	Standard Chartered Bank	CNH 12,357,600	USD 1,900,000	1,921,919	21,919
05/23/12	JPMorgan Chase	CNH 133,639,600	USD 20,800,000	20,807,382	7,382
05/23/12	Standard Chartered Bank	CNH 4,513,950	USD 700,000	702,812	2,812
05/23/12	UBS	CNH 50,268,600	USD 7,800,000	7,826,708	26,708
Chinese Yuan Renminbi/United States Dollar
08/02/11	Deutsche Bank	CNY 188,471,000	USD 29,246,609	29,281,142	34,533
08/02/11	HSBC	CNY 9,055,200	USD 1,405,171	1,406,830	1,659
08/02/11	Royal Bank of Canada	CNY 3,871,200	USD 600,726	601,436	710
08/02/11	State Street	CNY 194,024,500	USD 29,000,000	30,143,942	1,143,942
08/02/11	UBS	CNY 12,295,850	USD 1,908,049	1,910,302	2,253
09/07/11	Bank of America	CNY 5,887,350	USD 900,000	915,590	15,590
01/17/12	Deutsche Bank	CNY 17,366,400	USD 2,700,000	2,710,701	10,701
01/17/12	Goldman Sachs	CNY 299,434,905	USD 46,350,000	46,738,441	388,441
05/23/12	UBS	CNY 19,317,000	USD 3,000,000	3,024,044	24,044
Hong Kong Dollar/United States Dollar
09/07/11	Bank of America	HKD 618,850,200	USD 79,600,000	79,421,309	(178,691)
01/17/12	Deutsche Bank	HKD 139,572,000	USD 18,000,000	17,929,671	(70,329)
Indian Rupee/United States Dollar
09/07/11	Bank of America	INR 40,860,000	USD 900,000	922,361	22,361
09/07/11	Deutsche Bank	INR 372,772,000	USD 8,200,000	8,414,840	214,840
09/07/11	Royal Bank of Canada	INR 117,260,000	USD 2,600,000	2,646,991	46,991
09/07/11	State Street	INR 54,684,000	USD 1,200,000	1,234,420	34,420
09/07/11	UBS	INR 18,138,000	USD 400,000	409,441	9,441
Indonesian Rupiah/United States Dollar
08/02/11	Bank of America	IDR 50,290,700,000	USD 5,840,478	5,914,814	74,336
08/02/11	Deutsche Bank	IDR 85,268,625,000	USD 9,750,000	10,028,653	278,653
08/02/11	HSBC	IDR 183,639,000,000	USD 21,589,349	21,598,236	8,887
08/02/11	Royal Bank of Canada	IDR 49,653,000,000	USD 5,837,409	5,839,812	2,403
08/02/11	Standard Chartered Bank	IDR 83,729,000,000	USD 9,616,106	9,847,574	231,468

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
08/02/11	UBS	IDR 50,905,400,000	USD 5,984,646	$5,987,109	$2,463
08/19/11	Standard Chartered Bank	IDR 58,687,500,000	USD 6,250,000	6,919,774	669,774
10/14/11	UBS	IDR 37,994,000,000	USD 4,400,000	4,469,707	69,707
03/02/12	Deutsche Bank	IDR 257,544,000,000	USD 29,200,000	29,939,782	739,782
03/02/12	Standard Chartered Bank	IDR 4,420,000,000	USD 500,000	513,830	13,830
06/05/12	UBS	IDR 6,195,000,000	USD 700,000	712,976	12,976
Malaysian Ringgit/United States Dollar
08/02/11	Bank of America	MYR 7,257,400	USD 2,400,000	2,445,215	45,215
08/02/11	HSBC	MYR 28,211,740	USD 9,537,202	9,505,303	(31,899)
08/02/11	Royal Bank of Canada	MYR 2,746,650	USD 900,000	925,421	25,421
08/02/11	Standard Chartered Bank	MYR 40,438,700	USD 13,405,505	13,624,899	219,394
08/02/11	State Street	MYR 911,250	USD 300,000	307,025	7,025
12/08/11	Bank of America	MYR 906,300	USD 300,000	305,011	5,011
12/08/11	UBS	MYR 29,792,000	USD 9,800,000	10,026,353	226,353
01/31/12	UBS	MYR 22,763,723	USD 7,650,000	7,669,369	19,369
Philippine Peso/United States Dollar
08/02/11	HSBC	PHP 325,800,000	USD 7,500,000	7,731,372	231,372
08/02/11	Royal Bank of Canada	PHP 13,179,000	USD 300,000	312,743	12,743
08/02/11	Standard Chartered Bank	PHP 538,826,100	USD 12,300,000	12,786,571	486,571
08/02/11	UBS	PHP 138,128,000	USD 3,200,000	3,277,836	77,836
11/04/11	UBS	PHP 12,891,000	USD 300,000	304,736	4,736
Singapore Dollar/United States Dollar
09/23/11	Royal Bank of Canada	SGD 485,720	USD 400,000	403,437	3,437
09/23/11	Standard Chartered Bank	SGD 1,116,126	USD 900,000	927,049	27,049
09/23/11	State Street	SGD 31,343,989	USD 25,430,000	26,034,169	604,169
09/23/11	UBS	SGD 246,712	USD 200,000	204,918	4,918
South Korean Won/United States Dollar
09/06/11	Goldman Sachs	KRW 217,420,000	USD 200,000	206,124	6,124
09/23/11	Bank of America	KRW 325,140,000	USD 300,000	307,876	7,876
09/23/11	State Street	KRW 19,928,700,000	USD 18,300,000	18,870,535	570,535
09/23/11	UBS	KRW 428,480,000	USD 400,000	405,729	5,729
Thai Baht/United States Dollar
09/02/11	Bank of America	THB 204,406,400	USD 6,710,000	6,855,824	145,824
09/06/11	Bank of America	THB 9,144,000	USD 300,000	306,638	6,638

Total Purchase Contracts				$536,082,816	$7,245,566

Sale Contracts
United States Dollar/Chinese Yuan Renminbi Offshore
09/07/11	Goldman Sachs	USD 800,000	CNH 5,177,760	$805,272	$(5,272)
09/07/11	HSBC	USD 3,900,000	CNH 25,110,150	3,905,262	(5,262)
05/23/12	UBS	USD 300,000	CNH 1,930,950	300,645	(645)
United States Dollar/Chinese Yuan Renminbi
08/02/11	Deutsche Bank	USD 29,000,000	CNY 188,471,000	29,281,142	(281,142)
08/02/11	HSBC	USD 1,400,000	CNY 9,055,200	1,406,830	(6,830)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
08/02/11	Royal Bank of Canada	USD 600,000	CNY 3,871,200	$601,436	$(1,436)
08/02/11	UBS	USD 1,900,000	CNY 12,295,850	1,910,302	(10,302)
09/07/11	Credit Suisse	USD 900,000	CNY 5,832,900	907,122	(7,122)
09/07/11	HSBC	USD 8,150,000	CNY 52,750,875	8,203,718	(53,718)
09/07/11	State Street	USD 1,300,000	CNY 8,525,400	1,325,854	(25,854)
01/17/12	Standard Chartered Bank	USD 49,050,000	CNY 315,023,625	49,171,666	(121,666)
05/23/12	Deutsche Bank	USD 900,000	CNY 5,797,620	907,608	(7,608)
United States Dollar/Hong Kong Dollar
09/07/11	Standard Chartered Bank	USD 39,800,000	HKD 309,429,080	39,711,165	88,835
01/17/12	JPMorgan Chase	USD 65,000,000	HKD 504,822,500	64,850,408	149,592
United States Dollar/Indian Rupee
09/07/11	Bank of America	USD 600,000	INR 26,870,000	606,555	(6,555)
09/07/11	Deutsche Bank	USD 200,000	INR 9,078,000	204,924	(4,924)
09/07/11	Goldman Sachs	USD 5,200,000	INR 236,132,000	5,330,371	(130,371)
09/07/11	Standard Chartered Bank	USD 23,870,000	INR 1,081,311,350	24,409,190	(539,190)
09/07/11	State Street	USD 500,000	INR 22,655,000	511,407	(11,407)
United States Dollar/Indonesian Rupiah
08/02/11	Bank of America	USD 5,871,902	IDR 50,290,700,000	5,914,814	(42,912)
08/02/11	Deutsche Bank	USD 10,024,527	IDR 85,268,625,000	10,028,653	(4,126)
08/02/11	HSBC	USD 20,500,000	IDR 183,639,000,000	21,598,236	(1,098,236)
08/02/11	Royal Bank of Canada	USD 5,400,000	IDR 49,653,000,000	5,839,812	(439,812)
08/02/11	Standard Chartered Bank	USD 9,627,416	IDR 83,729,000,000	9,847,574	(220,158)
08/02/11	State Street	USD 600,000	IDR 5,175,600,000	608,715	(8,715)
08/02/11	UBS	USD 5,900,000	IDR 50,905,400,000	5,987,109	(87,109)
10/14/11	Deutsche Bank	USD 22,850,000	IDR 194,796,250,000	22,916,307	(66,307)
10/14/11	State Street	USD 900,000	IDR 7,767,000,000	913,729	(13,729)
06/05/12	UBS	USD 200,000	IDR 1,763,000,000	202,902	(2,902)
United States Dollar/Malaysian Ringgit
08/02/11	Bank of America	USD 2,454,229	MYR 7,257,400	2,445,215	9,014
08/02/11	HSBC	USD 9,353,138	MYR 28,211,740	9,505,303	(152,165)
08/02/11	Royal Bank of Canada	USD 928,832	MYR 2,746,650	925,421	3,411
08/02/11	Standard Chartered Bank	USD 13,469,616	MYR 39,831,000	13,420,148	49,468
08/02/11	UBS	USD 200,000	MYR 607,700	204,751	(4,751)
12/08/11	Bank of America	USD 300,000	MYR 905,700	304,809	(4,809)
12/08/11	Standard Chartered Bank	USD 23,240,000	MYR 71,962,660	24,218,684	(978,684)
United States Dollar/Philippine Peso
08/02/11	Bank of America	USD 300,000	PHP 13,110,000	311,106	(11,106)
08/02/11	Deutsche Bank	USD 2,100,000	PHP 90,951,000	2,158,306	(58,306)
08/02/11	HSBC	USD 200,000	PHP 8,684,000	206,075	(6,075)
08/02/11	Royal Bank of Canada	USD 200,000	PHP 8,576,000	203,512	(3,512)
08/02/11	Standard Chartered Bank	USD 8,920,000	PHP 383,479,720	9,100,136	(180,136)
11/04/11	UBS	USD 5,200,000	PHP 220,064,000	5,202,191	(2,191)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2011

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Singapore Dollar
09/23/11	Goldman Sachs	USD 11,500,000	SGD 14,256,895	$11,841,709	$(341,709)
09/23/11	Royal Bank of Canada	USD 200,000	SGD 243,818	202,514	(2,514)
09/23/11	UBS	USD 400,000	SGD 486,481	404,069	(4,069)
United States Dollar/South Korean Won
09/06/11	HSBC	USD 300,000	KRW 326,580,000	309,613	(9,613)
09/06/11	State Street	USD 11,300,000	KRW 12,077,440,000	11,449,981	(149,981)
09/06/11	UBS	USD 400,000	KRW 428,120,000	405,878	(5,878)
09/23/11	Goldman Sachs	USD 2,300,000	KRW 2,469,510,000	2,338,385	(38,385)
09/23/11	HSBC	USD 400,000	KRW 424,280,000	401,752	(1,752)
09/23/11	Standard Chartered Bank	USD 5,000,000	KRW 5,471,000,000	5,180,503	(180,503)
09/23/11	UBS	USD 45,580,000	KRW 49,442,022,000	46,816,772	(1,236,772)
United States Dollar/Thai Baht
09/02/11	Bank of America	USD 4,100,000	THB 124,788,000	4,185,410	(85,410)
09/02/11	Goldman Sachs	USD 16,900,000	THB 503,366,500	16,882,995	17,005
09/02/11	Royal Bank of Canada	USD 20,300,000	THB 626,469,500	21,011,890	(711,890)
09/02/11	UBS	USD 5,300,000	THB 164,061,500	5,502,650	(202,650)

Total Sale Contracts				$513,348,506	$(7,258,846)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2011, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	130,000,000	04/21/12	Deutsche Bank	Receive	3-month LIBOR Index	1.82%	$(1,968,194)
USD	144,000,000	06/30/14	Deutsche Bank	Receive	3-month LIBOR Index	3.01%	(9,467,269)
USD	22,500,000	06/30/14	Merrill Lynch	Receive	3-month LIBOR Index	2.96%	(1,444,102)
USD	116,000,000	04/27/16	Deutsche Bank	Receive	3-month LIBOR Index	2.32%	(5,020,617)
USD	127,500,000	05/04/16	Deutsche Bank	Receive	3-month LIBOR Index	2.19%	(4,540,672)

							$(22,440,854)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and unrealized appreciation as of July 31, 2011 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,540,255,065	$73,843,685	$(19,764,140)	$54,079,545

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2011

Quality of Investments

As of July 31, 2011, 66.7% of the Registrant’s total investments were invested in securities where either issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2011.

% of total investments
AAA/Aaa	37.2
AA/Aa	8.6
A	20.9
BBB/Baa	12.6
BB/Ba*	19.0
B*	1.7

*	Below Investment Grade

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2011

(a) Security Valuation:

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors (the “Board”) is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Management has concluded there is no significant effect on the value of the portfolio due to the change in methodology. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded or by application of a valuation factor by an independent pricing service to the last sales price as further discussed below. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended July 31, 2011, other than described above, there have been no significant changes to the valuation procedures approved by the Board.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2011

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value. The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Assets	Level 1*	Level 2*	Level 3
Fixed Income Investments
Australia	$—	$1,053,557,026	$—
Canada	—	1,406,285	—
China	—	184,219,663	—
France	—	2,219,558	—
Germany	—	12,181,258	—
Hong Kong	—	160,099,602	—
India	—	131,621,688	—
Indonesia	—	138,987,982	—
Malaysia	—	141,317,995	—
Netherlands	—	26,347,973	—
Norway	—	9,124,453	—
Philippines	—	143,722,796	—
Republic of South Korea	—	253,524,040	—
Singapore	—	64,980,664	—
Spain	—	6,262,707	—
Sri Lanka	—	7,880,802	—
Supranational	—	72,838,371	—
Switzerland	—	1,418,407	—
Thailand	—	100,574,957	—
United Kingdom	—	23,373,322	—
United States	—	17,430,165	—

Total Fixed Income Investments	—	2,553,089,714	—
Short-Term Investments	—	41,244,896	—

Total Investments	$—	$2,594,334,610	$—

Other Financial Instruments
Interest Rate Swap Agreements	$—	$—	$—
Futures Contracts	106,156	—	—
Forward Foreign Currency Exchange Contracts	—	7,245,566	—

Total Other Financial Instruments	106,156	7,245,566	—

Total Assets	$106,156	$2,601,580,176	$—

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2011

Liabilities	Level 1*	Level 2*	Level 3
Other Financial Instruments
Interest Rate Swap Agreements	$—	$(22,440,854)	$—
Futures Contracts	(2,658,880)	—	—
Forward Foreign Currency Exchange Contracts	—	(7,258,846)	—

Total Liabilities – Other Financial Instruments	$(2,658,880)	$(29,699,700)	$—

For further information, please refer to the Portfolio of Investments.

*	During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements and there were no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $40,581,000 as of July 31, 2011.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2011

Swaps:

The Fund entered into interest rate swaps in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or as a tool to hedge the leverage and also manage the local interest rate exposure of the Fund. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forwards prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain/(loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains/(losses) are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain/(loss) is realized and is presented in the Statement of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2011

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

(e) Credit-Linked Notes:

The Fund may invest in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(f) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(g) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(h) Federal Income Taxes:

For federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains/(losses) resulting from the repatriation of Australian Dollars into U.S. Dollars are recognized for U.S. federal tax purposes.

The Fund intends to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the period ended October 31, 2010 are subject to such review.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2011

(i) Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the report was issued. Based on this evaluation, no disclosures or adjustments were required to the report as of July 31, 2011.

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 29, 2011

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.
Date: September 29, 2011